Pension and other post-employment benefits - Summary of changes in the net defined benefit assets/liability remeasurement reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Opening balance	€ (212)	€ (307)
Remeasurement of plan assets	(947)	2
Actuarial gains and losses arising from changes in demographic assumptions	0	5
Actuarial gains and losses arising from changes in financial assumptions	882	122
Taxation and Exchange rate differences	46	(34)
Total Other comprehensive income movement for the year	(19)	95	€ 28
Closing balance	€ (232)	€ (212)	€ (307)